Property and Equipment, Net (Details) - Schedule of Property and Equipment, Net - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 144,677,375	$ 145,341,528
Less: accumulated depreciation	(13,865,319)	(2,559,970)
Property and equipment, net	130,812,056	142,781,558
Construction in Progress [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	7,238,320	44,139,576
Machinery [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	111,831,332	84,976,059
Building [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	18,208,030	14,996,749
Office Equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	7,035,476	847,144
Vehicle [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 364,217	$ 382,000